BIOLOGICAL ASSETS - Narrative (Details) - Kilogram	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about biological assets [abstract]
Estimated harvest yields for the cannabis on plants (in kilogram)	35,108	28,889
Growing cycle completion (in percent)	50.00%
Proportion of harvest date expected fair value less costs to sell (in percent)	50.00%